UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2003
                                                ------------------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Ulysses Partners, L.P.
Address:             280 Park Avenue, 21st Floor, West Tower
                     New York, New York 10017

Form 13F File Number:  028-06862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Joshua Nash, Member of Joshua Nash LLC
Title:               General Partner of Ulysses Partners, L.P.
Phone:               212-455-6200

Signature, Place, and Date of Signing:

   Joshua Nash            New York, New York            02/13/04
----------------------    -------------------     ----------------------------
    [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 -0-
                                          --------------------

Form 13F Information Table Entry Total:            88
                                          --------------------

Form 13F Information Table Value Total:    $  697,343         (in thousands)
                                          ---------------------



List of Other Included managers:

           NONE

                           ULYSSES OFFSHORE FUND, LTD
                                 S.E.C. FORM 13F
                       FOR QUARTER ENDED DECEMBER 31, 2003


                                                                                                                   ITEM 5:
                                                ITEM 2:                 ITEM 3:              ITEM 4:              Shares or
        ITEM 1:                                 Title of                Cusip                 Fair                Principal
     Name of Issuer                             Class                   Number             Market Value             Amount
-----------------------------------------------------------------------------------------------------------------------------------
APEX SILVER MINES                                ORD                   G04074103               300,960            14,400 CALLS
ACCENTURE LTD.                                   CL A                  G1150G111             7,677,544           291,700 SHS
EVEREST RE GROUP LTD.                            COM                   G3223R108             9,847,440           116,400 SHS
GLOBALSANTAFE CORP                               SHS                   G3930E101             2,865,382           115,400 CALLS
AVX CORP NEW                                     COM                   002444107               476,994            28,700 CALLS
ABITIBI CONSOLIDATED INC.                        COM                   003924107             1,482,508           182,800 SHS
ACTIVCARD CORP.                                  COM                   00506J107               338,840            43,000 SHS
ALCOA INC                                        COM                   013817101             2,743,600            72,200 CALLS
AMAZON COM INC                                   COM                   023135106             3,041,436            57,800 CALLS
ARRIS GROUP                                      COM                   04269Q100               845,632           116,800 SHS
AVANEX CORP.                                     COM                   05348W109               291,416            58,400 SHS
BJ SERVICES                                      COM                   055482103             1,550,880            43,200 SHS
BAKER HUGHES                                     COM                   057224107             3,942,816           122,600 CALLS
BARRICK GOLD                                     COM                   067901108             2,486,745           109,500 CALLS
BOISE CASCADE                                    COM                   097383103             1,882,878            57,300 SHS
BRISTOL MYERS SQUIBB CO                          COM                   110122108             2,476,760            86,600 CALLS
BURLINGTON RES INC                               COM                   122014103             8,428,836           152,200 CALLS
CSX CORP                                         COM                   126408103             2,853,636            79,400 SHS
CISCO SYS INC                                    COM                   17275R102             3,132,939           129,300 CALLS
COLGATE-PALMOLIVE                                COM                   194162103             2,167,165            43,300 SHS
COMCAST CORP NEW                                 CL A                  20030N101             2,367,438            72,200 CALLS
COMMSCOPE INC                                    COM                   203372107             3,039,013           186,100 SHS
CONSOL ENERGY INC.                               COM                   20854P109             1,121,470            43,300 SHS
COOPER CAMERON CORP.                             COM                   216640102             2,017,780            43,300 SHS
COSTCO WHOLESALE COR                             COM                   22160K105             1,342,198            36,100 SHS
CREDENCE SYS                                     COM                   225302108               475,076            36,100 CALLS
DADE BEHRING INC.                                COM                   23342J206             2,630,464            73,600 SHS
COX COMMUNICATIONS                               CL A                  224044107             5,959,850           173,000 SHS
DEERE & CO.                                      COM                   244199105             1,931,985            29,700 SHS
DELL COMPUTER CORP.                              COM                   24702R101             1,947,054            57,300 SHS
DELL COMPUTER CORP.                              COM                   24702R101             1,950,452            57,400 PUTS
DELTA AND PINE LAND CO.                          COM                   247357106             1,018,540            40,100 SHS
DIAGEO PLC                                       SPON ADR NEW          25243Q205             1,908,246            36,100 SHS
DIAMOND OFFSHORE DRILLING                        COM                   25271C102               590,688            28,800 SHS
DIAMONDS TR                                      UNIT SER 1            252787106            67,939,129           649,700 PUTS
DIEBOLD INC                                      COM                   253651103             3,544,646            65,800 SHS
DOW CHEMICAL                                     COM                   260543103             3,599,962            86,600 CALLS
FEDERAL HOME LOAN MTG                            COM                   313400301             4,239,864            72,700 PUTS
GEMSTAR-TV GUIDE                                 COM                   36866W106               574,264           113,200 SHS
GOODRICH CORP                                    COM                   382388106             1,546,849            52,100 SHS
GRAFTECH   INTL.                                 COM                   384313102               703,350            52,100 SHS
HEWLETT PACKARD                                  COM                   428236103             2,322,267           101,100 CALLS
HONEYWELL INTL INC                               COM                   438516106             1,928,911            57,700 CALLS
IDT CORP                                         CL B                  448947309             1,836,522            79,400 SHS
IKON OFFICE SOLUTIONS                            COM                   451713101               898,988            75,800 SHS
INSPIRE PHARMACEUTICALS                          COM                   457733103             1,264,303            89,350 SHS
INTL BUSINESS MACHIN                             COM                   459200101             4,013,044            43,300 SHS
JOHNSON & JOHNSON                                COM                   478160104             2,980,782            57,700 CALLS
JOY GLOBAL INC.                                  COM                   481165108               264,115            10,100 SHS
KFX INC.                                         COM                   48245L107               653,075            86,500 SHS
LAMAR ADVERTISING CO.                            CL A                  512815101             2,679,576            71,800 SHS
LIBERTY MEDIA CORP.                              COM SER A             530718105             1,798,957           151,300 SHS
MASSEY ENERGY CO.                                COM                   576206106             1,948,960            93,700 SHS
MELLON FINANCIAL                                 COM                   58551A108             2,780,726            86,600 SHS
MICROSOFT CORP                                   COM                   594918104             4,343,619           158,700 CALLS
MICRON TECHNOLOGY INC                            COM                   595112103             1,557,132           115,600 CALLS
MURPHY OIL CORP.                                 COM                   626717102             2,749,551            42,100 SHS
NASDAQ 100 TR                                    UNIT SER 1            631100104            28,949,240           794,000 PUTS
NATIONWIDE FINCL SERVICES                        CL A                  638612101               965,352            29,200 SHS


                                                                                                                   ITEM 5:
                                                ITEM 2:                 ITEM 3:              ITEM 4:              Shares or
        ITEM 1:                                 Title of                Cusip                 Fair                Principal
     Name of Issuer                             Class                   Number             Market Value             Amount
-----------------------------------------------------------------------------------------------------------------------------------
NET2PHONE INC.                                   COM                   64108N106               412,760            60,700 SHS
NOKIA CORP.                                      SPONSORED ADR         654902204             2,470,100           145,300 SHS
NORFOLK SOUTHERN                                 COM                   655844108             2,388,650           101,000 SHS
OIL SERVICE HOLDERS                              DEPOSTRY RCPT         678002106             1,791,800            28,900 SHS
ORACLE CORP                                      COM                   68389X105             3,820,824           288,800 CALLS
PARAMETRIC TECHNOLOGY                            COM                   699173100               395,182           100,300 SHS
PHARMA HOLDERS                                   DEPOSITRY RCPT        71712A206             2,869,950            36,100 SHS
ROWAN COMPANIES INC.                             COM                   779382100               669,613            28,900 SHS
RYERSON TULL INC NEW                             COM                   78375P107               332,050            29,000 SHS
SBC COMMUNICATIONS                               COM                   78387G103             2,854,665           109,500 SHS
ST JUDE MED INC                                  COM                   790849103             4,871,190            79,400 CALLS
SCHERING PLOUGH CORP.                            COM                   806605101               751,248            43,200 SHS
SCHLUMBERGER LTD                                 COM                   806857108             1,214,784            22,200 SHS
SEEBEYOND TECH CORP                              COM                   815704101               247,962            57,800 SHS
SUN MICROSYSTEMS                                 COM                   866810104               322,287            72,100 SHS
SYMBOL TECHNOLOGIES INC.                         COM                   871508107             1,770,072           104,800 SHS
TEXAS INSTR                                      COM                   882508104             1,695,226            57,700 CALLS
THREE COM CORP                                   COM                   885535104               954,256           116,800 SHS
TIME WARNER                                      COM                   887317105             5,193,713           288,700 CALLS
TYCO INTL LTD NEW                                COM                   902124106               572,400            21,600 CALLS
USX US STEEL GROUP                               COM                   912909108             3,039,736            86,800 SHS
US AIRWAYS GROUP                                 CL A                  911905503               358,836            57,700 SHS
UNITEDGLOBALCOM INC                              CL A                  913247508             2,655,258           313,120 SHS
VIACOM INC.                                      CL B                  925524308             1,278,144            28,800 SHS
WEBMD CORP                                       COM                   94769M105             1,737,767           193,300 SHS
WESTERN GAS RES INC                              COM                   958259103             1,365,525            28,900 SHS
WHEELING PITTSBURGH CORP.                        COM NEW               963142302               527,040            21,600 SHS
XEROX CORP                                       COM                   984121103             2,779,320           201,400 SHS
XEROX CORP                                       COM                   984121103             2,147,280           155,600 CALLS


                             ** TABLE CONTINUED **

                                                    ITEM 6:                                                 ITEM 8:
                                             NVESTMENT DISCRETION                                   VOTING AUTHORITY SHARES
                                                  (b) Shares                       ITEM 7:
        ITEM 1:                                   as Defined       (c) Shared     Managers
     Name of Issuer               (a) Sole         in Instr. V         Other      See Instr. V    (a) Sole    (b) Shared    (c) None
------------------------------------------------------------------------------------------------------------------------------------
APEX SILVER MINES                     X                                                              X
ACCENTURE LTD.                        X                                                              X
EVEREST RE GROUP LTD.                 X                                                              X
GLOBALSANTAFE CORP                    X                                                              X
AVX CORP NEW                          X                                                              X
ABITIBI CONSOLIDATED INC.             X                                                              X
ACTIVCARD CORP.                       X                                                              X
ALCOA INC                             X                                                              X
AMAZON COM INC                        X                                                              X
ARRIS GROUP                           X                                                              X
AVANEX CORP.                          X                                                              X
BJ SERVICES                           X                                                              X
BAKER HUGHES                          X                                                              X
BARRICK GOLD                          X                                                              X
BOISE CASCADE                         X                                                              X
BRISTOL MYERS SQUIBB CO               X                                                              X
BURLINGTON RES INC                    X                                                              X
CSX CORP                              X                                                              X
CISCO SYS INC                         X                                                              X
COLGATE-PALMOLIVE                     X                                                              X
COMCAST CORP NEW                      X                                                              X
COMMSCOPE INC                         X                                                              X
CONSOL ENERGY INC.                    X                                                              X
COOPER CAMERON CORP.                  X                                                              X
COSTCO WHOLESALE COR                  X                                                              X
CREDENCE SYS                          X                                                              X
DADE BEHRING INC.                     X                                                              X
COX COMMUNICATIONS                    X                                                              X
DEERE & CO.                           X                                                              X
DELL COMPUTER CORP.                   X                                                              X
DELL COMPUTER CORP.                   X                                                              X
DELTA AND PINE LAND CO.               X                                                              X
DIAGEO PLC                            X                                                              X
DIAMOND OFFSHORE DRILLING             X                                                              X
DIAMONDS TR                           X                                                              X
DIEBOLD INC                           X                                                              X
DOW CHEMICAL                          X                                                              X
FEDERAL HOME LOAN MTG                 X                                                              X
GEMSTAR-TV GUIDE                      X                                                              X
GOODRICH CORP                         X                                                              X
GRAFTECH   INTL.                      X                                                              X
HEWLETT PACKARD                       X                                                              X
HONEYWELL INTL INC                    X                                                              X
IDT CORP                              X                                                              X
IKON OFFICE SOLUTIONS                 X                                                              X
INSPIRE PHARMACEUTICALS               X                                                              X
INTL BUSINESS MACHIN                  X                                                              X
JOHNSON & JOHNSON                     X                                                              X
JOY GLOBAL INC.                       X                                                              X
KFX INC.                              X                                                              X
LAMAR ADVERTISING CO.                 X                                                              X
LIBERTY MEDIA CORP.                   X                                                              X
MASSEY ENERGY CO.                     X                                                              X
MELLON FINANCIAL                      X                                                              X
MICROSOFT CORP                        X                                                              X
MICRON TECHNOLOGY INC                 X                                                              X
MURPHY OIL CORP.                      X                                                              X
NASDAQ 100 TR                         X                                                              X
NATIONWIDE FINCL SERVICES             X                                                              X



                                                    ITEM 6:                                                 ITEM 8:
                                             NVESTMENT DISCRETION                                   VOTING AUTHORITY SHARES
                                                  (b) Shares                       ITEM 7:
        ITEM 1:                                   as Defined       (c) Shared     Managers
     Name of Issuer               (a) Sole         in Instr. V         Other      See Instr. V    (a) Sole    (b) Shared    (c) None
------------------------------------------------------------------------------------------------------------------------------------
NET2PHONE INC.                        X                                                              X
NOKIA CORP.                           X                                                              X
NORFOLK SOUTHERN                      X                                                              X
OIL SERVICE HOLDERS                   X                                                              X
ORACLE CORP                           X                                                              X
PARAMETRIC TECHNOLOGY                 X                                                              X
PHARMA HOLDERS                        X                                                              X
ROWAN COMPANIES INC.                  X                                                              X
RYERSON TULL INC NEW                  X                                                              X
SBC COMMUNICATIONS                    X                                                              X
ST JUDE MED INC                       X                                                              X
SCHERING PLOUGH CORP.                 X                                                              X
SCHLUMBERGER LTD                      X                                                              X
SEEBEYOND TECH CORP                   X                                                              X
SUN MICROSYSTEMS                      X                                                              X
SYMBOL TECHNOLOGIES INC.              X                                                              X
TEXAS INSTR                           X                                                              X
THREE COM CORP                        X                                                              X
TIME WARNER                           X                                                              X
TYCO INTL LTD NEW                     X                                                              X
USX US STEEL GROUP                    X                                                              X
US AIRWAYS GROUP                      X                                                              X
UNITEDGLOBALCOM INC                   X                                                              X
VIACOM INC.                           X                                                              X
WEBMD CORP                            X                                                              X
WESTERN GAS RES INC                   X                                                              X
WHEELING PITTSBURGH CORP.             X                                                              X
XEROX CORP                            X                                                              X
XEROX CORP                            X                                                              X



                              ** TABLE COMPLETE **